Note 4 – Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Note 4 - Acquisitions - Assets Acquired Fair Value Simplified Companies

Goodwill	$1,219,134
Tangible assets	48,862
Intangible assets	900,000

Net assets acquired	$2,167,996

Goodwill	$1,219,134
Tangible assets	48,862
Intangible assets	900,000
Net assets acquired	$2,167,996

Note 4 - Acquisitions - Identifiable Intangible Assets Acquired in Acquisition
	Fair Value	Useful life (in years)
Trade Name	$200,000	10
Developed Technology	$650,000	4
Customer Relationships	$50,000	4

Note 4 - Acquisitions - Total Consideration Transferred in Acquisition of Simplified Companies

Cash, including working capital adjustment	$485,527
Equity	990,000
Deferred consideration	692,469

Total purchase consideration	$2,167,996

Cash	$400,000
Working capital adjustment	85,527
Equity	250,000
Deferred equity	740,000
Deferred commission	692,469
Total purchase consideration	$2,167,996

Note 4 - Acquisitions - Amouint of Revenue in Simlified Companies
December 31, 2024
Revenue	$2,180,380
Net profit/ (loss)	$(591,127)

Note 4 - Acquisitions - Ownership of acquired entities at the time of Acquisition

Entity	Vincent Napolitano	Shaun Quin	FAVO Group LLC
FAVO Group LLC	65%	35%	—
FAVO Group Human Resources LLC	—	1%	99%
FAVO Funding LLC	65%	35%	—
Honeycomb Sub Fund LLC	65%	35%	—
FORE Funding LLC	65%	35%	—
FORE Funding CA LLC	65%	35%	—
FAVO Funding CA LLC	65%	35%	—

Note 4 - Acquisitions - Assets Acquired and Liabilities Assumed in Favo Group of Companies Acquisition

Current assets	$18,075,101
Fixed assets	85,771
Other non current assets	779,512
Total Assets	$18,940,384

Current liabilities	$316,130
Other liabilities	2,943,005
Long term liabilities	19,723,409
Total liabilities	$22,982,544

Net liabilities	$(4,042,160)